Consolidated Statement of Changes in Equity - BRL (R$) R$ in Millions	Total	Share capital [member]	Capital reserves [member]	Profits reserves [member]	Equity Valuation adjustments [member]	Retained earnings [member]	Total interest of the controlling shareholders [member]	Total interest of the non-controlling interests [member]	Subscription of shares, to be capitalized [member]
Beginning balance at Dec. 31, 2014	R$ 11,285	R$ 6,294	R$ 1,925	R$ 2,594	R$ 468		R$ 11,281	R$ 4
Net income for the year	2,469					R$ 2,469	2,469
Other comprehensive income
Remeasurement of obligations of the defined benefit plans, net of taxes	(360)
Remeasurement of obligations of the defined benefit plans, net of taxes	(361)				(361)		(361)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity	54				54		54
COMPREHENSIVE INCOME FOR THE YEAR	2,162				(307)	2,469	2,162
Other changes in equity:
Dividends under the by-laws	(1,056)					(1,056)	(1,056)
Interest on Equity	(200)					(200)	(200)
Constitution of reserves
Tax incentives reserve				21		(21)
Appropriation of retain earnings to profit reserves				1,251		(1,251)
Realization of reserves
Realization of deemed cost of PP&E					(59)	59
Ending balance at Dec. 31, 2015	12,988	6,294	1,925	4,663	102		12,984	4
Other changes in equity:
Reserve for mandatory dividends not distributed	797			797			797
Net income for the year	334					334	334
Remeasurement of obligations of the defined benefit plans, net of taxes	(515)				(515)		(515)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity	(39)				(39)		(39)
COMPREHENSIVE INCOME FOR THE YEAR	(220)				(554)	334	(220)
Additional dividends proposed, non-controlling interests	623			623			623
Dividends under the by-laws	(380)			(380)			(380)
Constitution of reserves
Tax incentives reserve				7		(7)
Appropriation of retain earnings to profit reserves				160		(160)
Realization of reserves
Realization of deemed cost of PP&E					(37)	37
Ending balance at Dec. 31, 2016	12,934	6,294	1,925	5,200	(489)		12,930	4
Other changes in equity:
Reserve for mandatory dividends not distributed	(77)			127		(204)	(77)
Net income for the year	1,002					1,001	1,001	1
Remeasurement of obligations of the defined benefit plans, net of taxes	(261)				(261)		(261)
Equity gain (loss) on Other comprehensive income in subsidiary and jointly-controlled entity	(41)				(41)		(41)
COMPREHENSIVE INCOME FOR THE YEAR	700				(302)	1,001	699	1
Subscription of shares, to be capitalized	1,215						1,215		R$ 1,215
Additional dividends proposed, non-controlling interests	(1)							(1)
Dividends under the by-laws	(500)					(500)	(500)
Constitution of reserves
Tax incentives reserve				1		(1)
Appropriation of retain earnings to profit reserves				528		(528)
Realization of reserves
Realization of deemed cost of PP&E	(18)				(46)	R$ 28	(18)
Ending balance at Dec. 31, 2017	R$ 14,330	R$ 6,294	R$ 1,925	R$ 5,729	R$ (837)		R$ 14,326	R$ 4	R$ 1,215